Investment Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Times Security	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Number of securities prior to maturity | Security	1	2
Gross proceed from sale of securities	$ 5,000,000	$ 130,000
Gross realized gains		$ 2,000
Number of securities matured | Security	1	1
Gross proceed from sale of additional investment	$ 248,000,000
Aggregate value of securities matured		$ 2,500,000
Cumulative OTTI balance	1,200,000
OTTI charges recognized in earnings	0	0	$ 0
12 Months or longer estimated fair value	98,433,000	88,238,000
Less than 12 months gross unrealized loss	1,709,000	400,000
Less than 12 Months, Estimated Fair Value	109,045,000	72,283,000
Gross unrealized loss in the category of 12 months or longer	$ 3,224,000	3,645,000
Future default rate	3.60%
Period of time with no recovery rate	3 years
Amortized cost of investment securities pledged to secure public deposits	$ 13,800,000
Estimated fair value of investment securities pledged to secure public deposits	13,900,000
Amortized cost of investment securities pledged as collateral on secured borrowings	68,100,000
Estimated fair value of investment securities pledged as collateral on secured borrowings	$ 67,900,000
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss position of twelve months or longer | Security	20
12 Months or longer estimated fair value	$ 54,643,000	27,028,000
Less than 12 months gross unrealized loss	$ 1,683,000	254,000
Number of investment securities in unrealized loss less than 12 months | Security	16
Less than 12 Months, Estimated Fair Value	$ 108,070,000	56,753,000
Gross unrealized loss in the category of 12 months or longer	891,000	902,000
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or longer estimated fair value	33,825,000	46,133,000
Less than 12 months gross unrealized loss		135,000
Less than 12 Months, Estimated Fair Value		12,864,000
Gross unrealized loss in the category of 12 months or longer	$ 160,000	825,000
Collateralized Loan Obligations [Member] | AAA [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss less than 12 months | Security	3
Collateralized Loan Obligations [Member] | AA [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss less than 12 months | Security	1
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months gross unrealized loss	$ 26,000
Number of investment securities in unrealized loss less than 12 months | Security	1
Less than 12 Months, Estimated Fair Value	$ 975,000
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cumulative OTTI balance	$ 1,200,000
Number of investment securities in unrealized loss position of twelve months or longer | Security	2
12 Months or longer estimated fair value	$ 9,851,000	10,175,000
Gross unrealized loss in the category of 12 months or longer	$ 2,172,000	1,844,000
Number of Non-rated single issuer security | Security	1
Non-rated single issuer security with amortized cost	$ 3,200,000
Non-rated single issuer security, estimated fair value	$ 3,200,000
Number of investment grade rated pooled security | Security	1
Investment grade rated pooled security with an amortized cost	$ 8,800,000
Investment grade rated pooled security, estimated fair value	$ 6,700,000
Security with principal coverage | Times	3.67
Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross proceed from sale of securities	$ 30,300,000	42,800,000
Net realized gains	$ 39,000
Gross realized gains		$ 1,300,000
Number of available for sale securities sold prior to maturity | Security	6	103